Other Noncurrent Assets	12 Months Ended
Jul. 31, 2026
Other Noncurrent Assets [Abstract]
OTHER NONCURRENT ASSETS

NOTE 10 — OTHER NONCURRENT ASSETS

As of July 31, 2026 and 2025, other noncurrent assets consist of the following:

	As of July 31,
	2026	2025
Deposits	$266,240	$1,830,420
Long-term prepaid expense - platform integration and technical support fees (Note 5)	489,350	6,640
Other	—	21,353
Total	$755,590	$1,858,413

Deposits are classified as current or noncurrent based on the remaining terms of the related leases. As of July 31, 2026, lease deposits of $1,317,903 (¥209.8 million) for office leases expiring within twelve months were included in prepaid expenses and other current assets (Note 5).